Property and Equipment, Net - Schedule of Property Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 1,349,469	$ 620,979	$ 561,411
Less: accumulated depreciation	(824,985)	(388,486)	(402,419)
Property and equipment, net	524,484	232,493	158,992
Computers
Property, Plant and Equipment [Line Items]
Total	648,120	370,516	375,786
Office equipment
Property, Plant and Equipment [Line Items]
Total	440,230	153,432	97,825
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Total	198,364	69,338	57,768
Electrical equipment
Property, Plant and Equipment [Line Items]
Total	30,983	6,312	6,845
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 31,772	$ 21,381	$ 23,187